Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization
Schedule of subsidiaries, VIE and primary subsidiaries of VIE

			Percentage
			of legal
			ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries
Weidai HK Limited	February 5, 2018	Hong Kong	100%	Investment holding
Weidai Co., Ltd.	March 15, 2018	PRC	100%	Investment holding
Rymo Technology Industry Limited	September 22, 2009	Hong Kong	100%	Investment holding
Weidai Singapore PTE. LTD.	February 28, 2019	Singapore	100%	Online finance marketplace business
QianTang (Philippines) Lending Inc.	May 31, 2019	Philippines	100%	Online finance marketplace business
Zhejiang Qunshuo Digital Technology Co., Ltd.	August 7, 2014	PRC	100%	Internet Technology
Youxian Weirui Technology Co., Ltd.	June 17, 2019	PRC	100%	Internet Technology
Shanghai Zaohui Finance Lease Co., Ltd.	December 18, 2015	PRC	100%	Asset Management
Hangzhou Weian Finance Lease Co., Ltd.	October 21, 2016	PRC	100%	Asset Management
Harbin Yuntuo Business Management Co., Ltd.	September 17, 2020	PRC	100%	Business Management

VIEs
Weidai (Hangzhou) Financial Information Service Ltd.	December 25, 2014	PRC	Nil	Online finance marketplace business
Yuntuo Group Co., Ltd.	January 15, 2019	PRC	Nil	Online finance marketplace business

Percentage
of legal
ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries of the VIEs
Qianwei (Hangzhou) Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.	July 30, 2015	PRC	Nil	Asset Management
Yiwu Weirui Internet Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Hangzhou Yiqitou Investment Advisory Co., Ltd.	October 28, 2016	PRC	Nil	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.	February 21, 2017	PRC	Nil	Internet Technology
Hangzhou Yaowei Technology Co., Ltd.	January 24, 2018	PRC	Nil	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.	August 25, 2015	PRC	Nil	Finance information service
Beihai Hongri Technology Co., Ltd.	August 30, 2019	PRC	Nil	Internet Technology
Guangzhou Weirui Technology Co., Ltd	September 5, 2018	PRC	Nil	Internet Technology
Fuzhou Weidai Online Microcredit Co., Ltd.	June 23, 2017	PRC	Nil	Micro-loan business
Foshan Hongliang Investment Consulting Co., Ltd	February 2, 2015	PRC	Nil	Business Management
Youxian Qianfeng Business Management Co., Ltd.	May 22, 2019	PRC	Nil	Business Management
Hangzhou Yaohong Technology Co., Ltd.	April 7, 2016	PRC	Nil	Internet Technology

Schedule of consolidated balance sheets related variable interest entities

	As of December 31,
	2020	2021
	RMB	RMB	US$
Current assets:
Cash and cash equivalents	124,906	108,023	16,951
Restricted cash	195,940	101,383	15,909
Loans and advances, net	732,016	485,249	76,146
Prepaid expenses and other assets,net-current	291,725	69,439	10,896
Deposits	206,076	—	—
Amounts due from Weidai Ltd. and its wholly-owned subsidiaries	182,912	483,887	75,932
Amounts due from related parties	15,360	32,829	5,152
Total current assets	1,748,935	1,280,810	200,986
Non-current assets:
Long-term investments	13,333	13,333	2,092
Prepaid expenses and other assets-non current	17,252	9,149	1,436
Property, equipment and software, net	32,281	21,231	3,332
Right-of-use assets	—	21,910	3,438
Deferred tax assets	403,852	—	—
Total non-current assets	466,718	65,623	10,298
Total assets	2,215,653	1,346,433	211,284

Current liabilities:
Payable to institutional funding partners and online investors	43,480	5,899	926
Current account with online investors and borrowers	254,175	138,683	21,762
Income tax payable	242,638	236,011	37,035
Accrued expenses and other liabilities	340,014	192,907	30,271
Amounts due to Weidai Ltd. and its wholly-owned subsidiaries	824,013	1,132,643	177,737
Amounts due to related parties	5,146	1,175	184
Operating lease liabilities-current	—	5,679	891
Contract liabilities-current	163,057	58,515	9,182
Total current liabilities	1,872,523	1,771,512	277,988
Non-current liabilities:
Operating lease liabilities-non current	—	17,319	2,718
Contract liabilities-non current	19,237	—	—
Total non-current liabilities	19,237	17,319	2,718
Total liabilities	1,891,760	1,788,831	280,706

Schedule of consolidated statements of comprehensive income related variable interest entities

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net revenues	2,709,562	1,426,605	648,270	101,728
Net income/(loss)	27,298	(625,353)	(1,090,282)	(171,089)

Schedule of consolidated statements of cash flows related variable interest entities

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	584,053	(1,557,785)	(795,178)	(124,780)
Net cash used in investing activities	(913,760)	24,048	(30,798)	(4,833)
Net cash (used in)/provided by financing activities	(1,029,213)	174,273	714,536	112,126